Intangible Assets	12 Months Ended
Feb. 28, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	Intangible Assets

2018
	Cost	Amortization	Net
Brand Licence and Patent	$—	$—	$—

2017
	Cost	Amortization	Net
Brand Licence and Patent	$331,037	$33,848	$297,189

The brand licence and patent were sold as part of the disposition of the legacy beverage operations. The loss on the disposition of these intangible assets was included in the loss on disposition of the legacy beverage operations (see Note 16).